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                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

             STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
           WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

                REPORT FOR CALENDAR MONTH ENDING:  May 31, 2001

                Name of Registrant: The SMALLCap Fund, Inc./TM/
                                    By: Fran Pollack-Matz, Secretary

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                                                                          Approximate Asset
                                                                        Value or approximate
                                        Number of                        asset coverage per
  Date of each   Identification          Shares         Price per         share at time of       Name of Seller or
   Transaction    of Security          Purchased          Share               purchase          of Seller's Broker
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
     05/01/01    Common Stock            1,400           11.750               13.097              Weeden & Co. LP
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     05/03/01    Common Stock           15,000           11.823               13.196              Weeden & Co. LP
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     05/03/01    Common Stock            4,100           11.860               13.196              Weeden & Co. LP
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     05/04/01    Common Stock            4,100           11.620               12.936              Weeden & Co. LP
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     05/07/01    Common Stock              200           11.760               13.076              Weeden & Co. LP
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     05/09/01    Common Stock           15,000           11.700               13.080              Weeden & Co. LP
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     05/09/01    Common Stock            3,900           11.700               13.080              Weeden & Co. LP
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     05/11/01    Common Stock            3,900           11.770               13.083              Weeden & Co. LP
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     05/14/01    Common Stock              300           11.670               12.976              Weeden & Co. LP
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     05/15/01    Common Stock            5,000           11.690               13.011              Weeden & Co. LP
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     05/15/01    Common Stock            2,700           11.686               13.011              Weeden & Co. LP
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     05/17/01    Common Stock              300           11.840               13.278              Weeden & Co. LP
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     05/18/01    Common Stock            3,400           12.000               13.534              Weeden & Co. LP
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     05/21/01    Common Stock            2,000           12.190               13.554              Weeden & Co. LP
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